Vessels and Equipment - Drydocking Activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Capitalized Drydocking Costs [Roll Forward]
Balance at the beginning of the year	$ 18,523	$ 25,568
Costs incurred for drydocking	2,724	252
Costs allocated to drydocking as part of acquisition of business	3,040
Drydock amortization	(7,181)	(7,297)
Balance at the end of the year	$ 17,106	$ 18,523